Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Equity Awards. USCB Financial Holdings’ compensation committee has determined since 2022 to provide equity incentive compensation in the form of restricted stock awards rather than stock options. Restricted stock award grants have generally been made to executive officers and other officers on an annual basis that coincides with USCB Financial Holdings’ fiscal year-based performance analysis, allowing the Board and compensation committee to grant equity awards close in time to performance appraisals. In 2023, the majority of the restricted stock awards were made in March, while in 2024 and 2025, the majority of the grants were made in January. The grants in March 2023 were the first time restricted stock awards were granted after obtaining shareholder approval of the amendment and restatement of the Amended and Restated 2015 Equity Incentive Plan to allow for such form of equity incentive compensation. The grants to employees typically provide for pro rata annual vesting over three years on the anniversary dates of the date of grant. In the event the compensation committee were to reconsider the use of stock options in the future, we would not time equity-based awards in coordination with the release of material, non-public information and would not time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.

Award Timing Method	USCB Financial Holdings’ compensation committee has determined since 2022 to provide equity incentive compensation in the form of restricted stock awards rather than stock options. Restricted stock award grants have generally been made to executive officers and other officers on an annual basis that coincides with USCB Financial Holdings’ fiscal year-based performance analysis, allowing the Board and compensation committee to grant equity awards close in time to performance appraisals. In 2023, the majority of the restricted stock awards were made in March, while in 2024 and 2025, the majority of the grants were made in January. The grants in March 2023 were the first time restricted stock awards were granted after obtaining shareholder approval of the amendment and restatement of the Amended and Restated 2015 Equity Incentive Plan to allow for such form of equity incentive compensation. The grants to employees typically provide for pro rata annual vesting over three years on the anniversary dates of the date of grant. In the event the compensation committee were to reconsider the use of stock options in the future, we would not time equity-based awards in coordination with the release of material, non-public information and would not time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false